Financial assets to which overlay approach were applied in accordance with IFRS 9 'Financial Instruments' and IFRS 4 'Insurance Contracts' (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 4,929,020	₩ 6,036,905
Due from banks at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	63,112	897,525
Securities at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 4,865,908	₩ 5,139,380